CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($) $ in Thousands		Preferred shares [Member]		Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2013		$ 226	[1],[2]	$ 53	[1],[2]	$ 20,408		$ (21,215)	$ (528)
Beginning balance, shares at Dec. 31, 2013	[1],[2]	4,338,998		1,152,138
Share-based compensation						312			312
Net loss								(610)	(610)
Ending balance at Dec. 31, 2014		$ 226	[1],[2]	$ 53	[1],[2]	20,720		(21,825)	(826)
Ending balance, shares at Dec. 31, 2014	[1],[2]	4,338,998		1,152,138
Conversion of preferred shares into ordinary shares		$ (226)	[1],[2]	$ 226	[1],[2]
Conversion of preferred shares into ordinary shares, shares		(4,338,998)	[1],[2]	4,338,998	[1],[2]				4,338,998
Reclassification of liability warrants to equity warrants						233			$ 233
Issuance of ordinary shares in the IPO, net of issuance expenses in an amount of $2,945				$ 113	[1],[2],[3]	10,638	[3]		$ 10,751	[3]
Issuance of ordinary shares in the IPO, net of issuance expenses in an amount of $2,945, shares				2,250,000	[1],[2],[3]				2,250,000
Issuance of ordinary shares in the Private Placement, net of issuance expenses in an amount of $1,225				$ 101	[1],[2],[4]	10,799	[4]		$ 10,900	[4]
Issuance of ordinary shares in the Private Placement, net of issuance expenses in an amount of $1,225, shares				2,000,000	[1],[2],[4]				2,000,000
Exercise of warrants into ordinary shares				$ 90	[1],[2]	(61)			$ 29
Exercise of warrants into ordinary shares, shares				1,763,106	[1],[2]
Share-based compensation						3,724			3,724
Issuance of ordinary share upon exercise of stock options by employees				$ 16	[1],[2]				$ 16
Issuance of ordinary share upon exercise of stock options by employees, shares				307,467	[1],[2]				307,467
Capital investment						111			$ 111
Net loss								(12,290)	(12,290)
Ending balance at Dec. 31, 2015				$ 599	[1],[2]	46,164		(34,115)	12,648
Ending balance, shares at Dec. 31, 2015				11,811,709	[1],[2]
Issuance of ordinary shares and pre-funded warrants in the registered direct offering, net of issuance expenses in an amount of $615				$ 32	[1],[2],[5]	5,227	[5]		5,259	[5]
Issuance of ordinary shares and pre-funded warrants in the registered direct offering, net of issuance expenses in an amount of $615, shares				643,614	[1],[2],[5]
Exercise of warrants into ordinary shares				$ 140	[1],[2]	(23)			117
Exercise of warrants into ordinary shares, shares				2,749,752	[1],[2]
Share-based compensation						1,209			1,209
Net loss								(8,826)	(8,826)
Ending balance at Dec. 31, 2016				$ 771	[1],[2]	$ 52,577		$ (42,941)	$ 10,407
Ending balance, shares at Dec. 31, 2016				15,205,075	[1],[2]

[1]	All shares amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1C.
[2]	See Note 1D for the details regarding the conversion of the preferred shares.
[3]	Issuance expenses include certain warrants with a value of $196 issued in connection with the IPO.
[4]	Issuance expenses include certain warrants with a value of $125 issued in connection with the Private Placement.
[5]	Includes pre-funded warrants to purchase 2,514,281 ordinary shares at a purchase price of $1.85 per pre-funded warrant, issued in connection with the registered direct offering. See Note 10C(2)(h).